PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net, consist of the following:

	As of December 31,
	2016	2017
Digital display network equipment	$6,314	$6,548
WIFI and network equipment	27,719	36,431
Gas station display network equipment	38,615	43,079
Software	9,174	9,764
Office property	5,805	11,506
Computer and office equipment	2,828	3,264
Vehicle	938	817
Leasehold improvement	607	2,262
Construction in progress	1,422	514
Furniture and fixture	1,123	994
Total original costs	94,545	115,179
Less: impairment	(826)	(52,216)
Less: accumulated depreciation	(32,714)	(47,521)

Total property and equipment, net	$61,005	$15,442